Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
Other current assets are detailed below:

	December 31, 2023	December 31, 2022
Public funding receivables	651	190
Taxes and other government receivables	241	270
Advances and prepayments	180	125
Loans and deposits	10	10
Interest receivable	27	22
Derivative instruments	58	56
Other current assets	128	61
Total	1,295	734